MINIMUM CAPITAL REQUIREMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Calculation of excess capital:
Allocated to assets at risk	$ 20,729,624	$ 12,957,481	$ 9,047,140
Allocated to Bank premises and equipment, intangible assets and equity investment assets	3,747,910	2,035,689	1,350,035
Market risk	1,693,962	965,159	551,765
Public sector and securities in investment account	625,570	34,489	27,651
Operational risk	8,188,453	4,805,957	3,233,793
Required minimum capital under Central Bank rules	34,985,519	20,798,775	14,210,384
Basic net worth	77,619,877	42,938,440	30,242,263
Complementary net worth	2,600,170	1,564,272	1,090,865
Deductions	(25,063,540)	(11,770,286)	(7,028,227)
Total capital under Central Bank rules	55,156,507	32,732,426	24,304,901
Excess capital	20,170,988	11,933,651	10,094,517
Risk Weighted Assets	$ 428,238,464	$ 254,513,436	$ 173,834,352
Selected capital and liquidity ratios:
Regulatory capital/risk weighted assets	12.90%	12.90%	14.00%
Average shareholders' equity as a percentage of average total assets	12.20%	12.50%	11.20%
Total liabilities as a multiple of total shareholders' equity	0.083	0.075	0.075
Cash as a percentage of total deposits.	8.70%	11.10%	20.30%
Liquid assets as a percentage of total deposits	46.00%	49.20%	49.70%
Tier 1 Capital / Risk weighted assets..	12.30%	12.20%	13.40%
Multiple to calculate operational risk weighted assets and market risk weighted assets	0.125